Filed with the Securities and Exchange Commission on June 29, 2020.

Registration No. 333-232418

Registration No. 811-04335

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-6

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 3	☒
AND/OR
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 180	☒

(Check appropriate box or boxes)

SEPARATE ACCOUNT FP

OF

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY

(Exact Name of Registrant)

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY

(Name of Depositor)

1290 Avenue of the Americas, New York, New York 10104

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code: (212) 554-1234

SHANE DALY

VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL

Equitable Financial Life Insurance Company

1290 Avenue of the Americas, New York, New York 10104

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485.
☒	On July 1, 2020 pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

Units of interest in Separate Account FP.

Note

This Post-Effective Amendment No. 3 (“PEA”) to the Form N-6 Registration Statement No. 333-232418 (“Registration Statement”) of Equitable Financial Life Insurance Company (“Equitable Financial”) and its Separate Account FP is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the Supplements and Part C. This PEA incorporates by reference the information contained in Parts A and B of Registration Statement No. 333-232418 declared effective on May 1, 2020.

Equitable Financial Life Insurance Company

Supplement dated July 1, 2020 to the COIL Institutional SeriesSM Prospectus

This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the ‘‘Prospectus’’). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding changes to the Prospectus. As applicable to your policy, please note the following changes described below.

Integrated Term Rider

Effective July 1, 2020, the Integrated Term Rider will be available in all jurisdictions except for California.

The Integrated Term rider

The Integrated Term Rider (ITR) allows you to elect additional coverage in the form of a higher death benefit for each insured person in the case (ITR face amount) in addition to the death benefit provided by the “base policy” (the policy without the ITR). The ITR may be elected when you purchase your policy, provided the case meets criteria set by the Company and described below. The “target amount” of a policy equals the base policy face amount plus any ITR face amount.

ITR Eligibility

The eligibility for ITR and the maximum ITR face amount is based on the sum of the “target premiums” for all of the policies in the case purchased at the same time, which must be greater than or equal to an annualized target premium of $50,000 or higher at the case level (or policy level if not part of a case). A case is a grouping of two or more policies connected by a non-arbitrary factor such as common employment, business or other relationship. A target premium for a policy relates only to the base policy for the insured (not any ITR), and it is identified in the illustration on that insured. The target premium for each policy depends upon the face amount of the base policy and the age, sex, and class of risk of the insured. The Company generally requires that the ratio of the ITR face amount to the target amount be the same for all policies being purchased for the case at the same time. For each policy the minimum ITR face amount at issue is $50,000.

The maximum ITR face amount is shown in the table below:

Annualized Target Premium on the case level (or policy level if not part of a case)	Maximum ITR face amount allowed
Less than $50,000	None
$50,000 and higher	Up to 90% of the Target Amount

Death Benefit Under the ITR

If you purchase ITR, then the total death benefit (or “benefit”) we will pay if the insured person dies is:

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Option A — The higher of the target amount or the alternative death benefit, as described in the prospectus in “Death benefits/accessing your money - Alternative higher death benefit in certain cases”, on the date of the insured person’s death.

•

Option B — The higher of the target amount plus the policy account value (including any Enhanced Amount) or the alternative death benefit, as described in the prospectus in “Death benefits/accessing your money - Alternative higher death benefit in certain cases”, on the date of the insured person’s death.

The following examples describe how the ITR operates based on certain hypothetical assumptions regarding base policy face amount, ITR face amount, death benefit election, owner classification and testing method.

Suppose a policy in which the insured at issue is a 35 year old male, standard non-smoker. The base policy has a $1 million base policy face amount and $700,000 ITR face amount — giving a target amount of $1.7 million. The policy owner elects death benefit Option A and the CVAT test for tax compliance.

EVM-15-20 (5.20)
Catalog No. 160834 (5.20)

#917424

1.	If the policy account value at the beginning of the 11th policy year is $400,000 —

then the total death benefit would be the greater of the base policy face amount ($1 million) plus the ITR face amount ($700,000) and the stated percentage of the policy account value (as the alternative death benefit). Since the stated percentage is 406.2% the alternative death benefit would be $1.6248 million ($400,000 x 4.062).

Accordingly, the total death benefit would be $1.7 million.

2.	If the policy account value at the beginning of the 11th policy year is $600,000 —

then the total death benefit would be the greater of the base policy face amount ($1 million) plus the ITR face amount ($700,000) and the stated percentage of the policy account value (as the alternative death benefit). Since the stated percentage is 406.2% the alternative death benefit would be $2.4372 million ($600,000 x 4.062).

Accordingly, the total death benefit would be $2.4372 million.

Suppose a policy in which the insured at issue is a 35 year old male, standard non-smoker. The base policy has a $1 million base policy face amount and $500,000 ITR face amount — giving a target amount of $1.5 million. The policy owner elects death benefit Option B and the guideline premium test for tax compliance.

1.	If the policy account value at the beginning of the 11th policy year is $600,000 —

then the total death benefit would be the greater of the base policy face amount ($1million) plus the ITR face amount ($500,000) plus the policy account value ($600,000) and the stated percentage of the policy account value (as the alternative death benefit). Since the stated percentage is 215% the alternative death benefit is $600,000 x 2.15 = $1.29 million.

Accordingly, the total death benefit would be $2.1 million.

2.	If the policy account value at the beginning of the 11th policy year is $900,000 —

then the total death benefit would be the greater of the base policy face amount ($1 million) plus the ITR face amount ($500,000) plus the policy account value ($900,000) and the stated percentage of the policy account value (as the alternative death benefit). Since the stated percentage is 215% the alternative death benefit would be $1.935 million ($900,000 x 2.15).

Accordingly, the total death benefit would be $2.4 million.

3.	If the policy account value at the beginning of the 11th policy year is $1.4 million —

then the total death benefit would be the greater of the base policy face amount ($1 million) plus the ITR face amount ($500,000) plus the policy account value ($1.4 million) and the stated percentage of the policy account value (as the alternative death benefit). Since the stated percentage is 215% the alternative death benefit would be $3.01 million ($1.4 million x 2.15).

Accordingly, the total death benefit would be $3.01 million.

Calculating the Total Term Insurance Benefit

The total term insurance benefit provided by ITR is the difference between this total death benefit and the base policy death benefit. When the death benefit of the base policy exceeds the base policy face amount (or the base policy face amount plus policy account value for Option B), then the term insurance benefit provided by ITR is reduced dollar-for-dollar by the excess amount (but not below zero). This occurs when the alternative death benefit is higher than the Option A or Option B death benefit you have selected. Please note that when the ITR term insurance benefit is reduced in this manner the ITR face amount is not changing. Therefore the ITR term insurance benefit would be restored up to the ITR face amount if and when the alternative death benefit no longer applies. See the example below. If the ITR term insurance benefit is zero, a request to reduce the target amount would not reduce your total death benefit.

For example, assume the base death benefit varies according to the following schedule. The ITR will adjust to provide death benefit proceeds equal to the target amount death benefit each year. The following example assumes the policy has an initial base policy face amount of $500,000, an initial ITR face amount of $50,000, and Option A has been elected.

Base Policy Death Benefit	Target Amount Death Benefit	Term Insurance Benefit
$500,000	$550,000	$50,000
$501,500	$550,000	$48,500
$501,250	$550,000	$48,750

It is possible that the term insurance benefit under the rider may be eliminated entirely as a result of increases in the base policy death benefit. Using the above example, if the alternative death benefit grew to $550,000, the term insurance benefit would be reduced to zero. (It can never be reduced below zero.) Even though the term insurance benefit is reduced to zero, the rider will remain in effect. Therefore, if the alternative death benefit is reduced below $550,000, a term insurance benefit will be calculated to maintain the target amount at the requested level.

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ITR Charges

Choosing term coverage under this rider, if available, in lieu of coverage under the base policy can reduce your current (non-guaranteed) cost of insurance and administrative charges. Our current cost of insurance rates for the ITR may be equal to, higher, or lower than those for the base policy. Additionally, our current administrative charge for the ITR may be equal to, higher than or lower than those for the base policy. These relationships may vary depending on the risk class and other individual characteristics of the insured, as well as the policy year. On the other hand, maximum (guaranteed) administrative charges for the ITR are higher than for the base policy. Maximum cost of insurance rates for ITR are equal to the maximum cost of insurance rates for the base policy. We reserve the right to raise the current cost of insurance rates and the current administrative charges for this rider at any time up to the maximum.

The charges are described in the table below:

Optional rider charge	When charge is deducted	Maximum amount that may be deducted

Integrated Term Rider cost of insurance charge(1)(2)	Monthly (while the rider is in effect)	Charge per $1,000 of rider term insurance benefit: Highest: $83.33 Lowest: $0.03 Representative (for a Preferred Plus 45-year-old non-tobacco using male): $0.16(3)
Integrated Term Rider administrative charge(1)	Monthly (while the rider is in effect)	Charge per $1,000 of the ITR face amount and any requested ITR face amount increase: Highest: $3.61 Lowest: $0.77 Representative (for a 45-year-old): $1.39(4)
(1)

Since the charges may vary based on individual characteristics of the insured, these charges may not be representative of the charge that you will pay. Your financial professional can provide you with more information about these charges as they relate to the insured’s particular characteristics. See “Deducting policy charges” under “More information about certain policy charges.”

(2)	Insured persons who present particular health, occupational or avocational risks may be charged other additional charges as specified in their policies.
(3)

This representative amount is the rate we guarantee in the first policy year, or in the first year following a face amount increase, for a representative insured male age 45 at issue, or at the time of a requested face amount increase, in the Preferred Plus non-tobacco user risk class.

(4)

This representative amount is the rate we guarantee in the first policy year, or in the first year following a face amount increase for a representative insured age 45 at issue, or at the time of a requested face amount increase.

If you choose this rider, we deduct an amount from your policy account value on the first day of each month while the rider is in effect. The ITR cost of insurance charge and the ITR administrative charge are designed, in part, to compensate us for the additional insurance risk we take on in providing the rider and the administrative costs involved in administering it. The ITR cost of insurance charge is between $0.03 and $83.33 per $1,000 of term insurance benefit (described below) for each term coverage layer on a guaranteed basis and the ITR administrative charge is between $0.77 and $3.61 per $1,000 of ITR face amount and on each increase in ITR face amount on a guaranteed basis. For most insured persons at most ages, the current (non-guaranteed) rates for this rider are lower than the maximum rates. However, we have the ability to raise these rates up to the guaranteed maximum at any time, subject to any necessary regulatory approvals.

Assuming there have been no requested increases in target amount, the charge for coverage under the ITR at the beginning of any policy month generally equals the sum of (1) the ITR cost of insurance rate multiplied by the term insurance benefit at that time, divided by $1,000 and (2) the ITR administrative charge rate multiplied by the ITR face amount at that time, divided by $1,000. The ITR cost of insurance rate is based on a number of factors, including but not limited to the insured person’s age, sex, class of risk, and tobacco user status and the policy year in which the charge is being deducted. The ITR administrative charge per $1,000 of ITR face amount is based on the insured person’s age and the policy year.

The ITR cost of insurance rate and the ITR administrative charge per $1,000 of ITR face amount for the initial ITR face amount are initially determined at the time the policy is issued. If we subsequently approve any increase in target amount, resulting in an increase in ITR face amount, a new ITR cost of insurance rate and a separate charge per $1,000 of ITR face amount will be calculated for each such “layer” of ITR face amount increase. The ITR cost of insurance rate for each such layer of increase is based on a number of factors, including but not limited to the insured person’s age, sex, class of risk, and tobacco user status at the time of the increase and the number of years since the increase. The ITR administrative charge per $1,000 of ITR face amount for each such layer of increase is based on the insured person’s age at the time of the increase and the number of years since the increase. If there are any decreases in target amount, such decreases first reduce (in reverse order) any layers of prior ITR face amount increase that then remain in force and then reduce any remaining portion of initial ITR face amount. (If all ITR layers are eliminated, such decreases then reduce (in reverse order) any layers of base policy face amount as described below.)

The term insurance benefit is generally equal to the ITR face amount. In some circumstances, the term insurance benefit can be less than the ITR face amount. In that case, the ITR cost of insurance charge per $1,000 of term insurance benefit is assessed

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only on the term insurance benefit, which means that no ITR cost of insurance charge is imposed for the portion of the ITR face amount that exceeds the term insurance benefit. If more than one layer of ITR face amount is then in force, then the ITR face amount that is not subject to the ITR cost of insurance charge per $1,000 of term life insurance benefit will be deemed to be attributable first to the oldest of such layer(s), in the order in which those layers were established. This means that the ITR cost of insurance charge per $1,000 of term insurance benefit tends to be based to a greater extent on the ITR cost of insurance rates that are associated with the more recent layers of ITR face amount that then remain in force. The ITR administrative charge per $1,000 of ITR face amount is assessed on the ITR face amount at that time.

During periods when the alternative death benefit is in effect, the term insurance benefit is reduced dollar for dollar by the amount the alternative death benefit exceeds the policy base death benefit. For example, if the base policy death benefit amount is $100,000 and the ITR face amount is $50,000, the term insurance benefit would equal $50,000 if the alternative death benefit is not in effect. If the alternative death benefit is in effect and is $125,000, then the term insurance benefit would be reduced dollar-for-dollar by the amount the alternative death benefit ($125,000) exceeds the base policy death benefit ($100,000), and would therefore be $25,000 ($50,000-$25,000).

Generally, the ITR cost of insurance rate and the ITR administrative charge increase from one year to the next. This happens automatically because of the insured person’s increasing age.

The following aspects of the ITR cost of insurance charge per $1,000 of term insurance benefit are similar to the cost of insurance charge: (1) generally lower charge rates for females than males, and for non-tobacco users than for tobacco users; (2) additional charge amounts for insured persons who present particular health, occupational or avocational risks; (3) your right, after policy issuance, to request a review of any circumstances that may justify reduced ITR charges for the insured person; and (4) possible reduced rates for certain groups. Please see the “Cost of insurance charge” section of the prospectus for more Information.

Considerations for Purchasing the Rider

Coverage under the base policy continues past age 100 with no deductions for cost of insurance or administrative charges (except for the mortality and expense risk charge) while coverage under ITR ends at age 100. Coverage under the base policy will continue as long as the insured person is alive and the policy is in force.

There may be times in which it will be to your economic advantage to include a significant portion of your insurance coverage under the ITR rather than under the base policy. These circumstances depend on many factors, including the premium levels and amounts of coverage you choose, as well as the age, sex, and rate class of each insured in the case and any applicable charges. While it is not possible to make a general statement, personalized illustrations may be helpful in evaluating possible outcomes.

To the extent you are eligible, use of the ITR instead of an equal amount of coverage under the base policy generally reduces commissions. Therefore, your agent will receive a higher commission for selling you a policy that does not include the ITR.

Convertability

Coverage under ITR is not convertible. Convertibility refers to the ability to exchange coverage under ITR for coverage under the base policy or another policy without providing evidence of insurability.

ITR Termination

The ITR terminates when the base policy terminates or when the insured person reaches age 100. However, if the base policy is restored, then the ITR is restored.

You may also request termination of this rider at any time after the second policy year. The effective date of termination in this case will be the beginning of the policy month that coincides with or next follows the date we receive your request. However, if this rider is terminated at your request it may not be restored. If you request to terminate this rider there may be adverse tax consequences to decreasing the face amount as further described in “Decreases” in the “You can increase or decrease your insurance coverage” section of the prospectus. You should consult a tax advisor prior to deciding to request termination this rider.

Change of Death Benefit Option

Starting in the third policy year you can change the death benefit option of the policy subject to our underwriting rules then in effect as to maximum age. If you change your death benefit option while ITR is in effect, we will adjust the target amount which consists of the base policy face amount and the ITR face amount.

If you ask us to change from Option A to Option B, we will reduce the target amount by the amount in your policy account on the date the change takes effect. Reductions in target amount will result in a reduction of the ITR face amount and may also

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reduce the base policy face amount. Such reductions are taken in the same order as specified under “Decreases” in Target Amount Increases and Decreases below. However, we will decline to make such change if it would reduce the base policy face amount to less than the minimum of $100,000.

A change from Option B to Option A will increase the target amount but not the ITR face amount. Any increase in the base policy face amount that results from a change from Option B to Option A will not be subject to the per $1,000 administrative charge.

Such reductions and increases are made so that the total death benefit remains the same on the date the change takes effect. For this purpose, the policy account value is increased by the Enhanced Amount.

For example:

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A policy with a base policy face amount of $1,000,000, an ITR face amount of $1,000,000, a target amount of $2,000,000 and a policy account value of $100,000 currently on death benefit Option B, changing to death benefit Option A would have a new base policy face amount of $1,100,000 and a new target amount of $2,100,000. The ITR face amount would remain at $1,000,000. The death benefit would remain at $2,100,000.

•

A policy with a base policy face amount of $1,000,000, an ITR face amount of $1,000,000, a target amount of $2,000,000 and a policy account value of $100,000 currently on death benefit Option A, changing to death benefit Option B would have a new target amount of $1,900,000 and a new ITR face amount of $900,000. The base policy face amount would remain at $1,000,000. The death benefit would remain at $2,000,000.

•

A policy with a base policy face amount of $1,000,000, an ITR face amount of $1,000,000, a target amount of $2,000,000 and a policy account value of $1,100,000 currently on death benefit Option A, changing to death benefit Option B would have a new base policy face amount of $900,000 and a new target amount of $900,000. The ITR face amount would be reduced to zero. The death benefit would remain at $2,000,000.

Target Amount Increases and Decreases

You may request increases and decreases to your target amount. If you have elected the ITR, any requested increase or decrease will affect your policy’s target amount. The target amount equals the base policy face amount plus the ITR face amount.

Target amount increases. If you elect the ITR rider, and you wish to increase your coverage, you may request a target amount increase. Any requested increase must be for at least $10,000; if approved, the increase will be applied to the base policy face amount and the ITR face amount in proportion to their respective face amounts at the time of policy issue.

A per $1,000 of face amount administrative charge will apply to the increase in base policy face amount for 20 years following any increase. If the ITR rider is elected, an additional per $1,000 of ITR administrative charge will apply to the increase in ITR face amount. A separate ITR cost of insurance rate will also apply. The rate will be based on the insured’s attained age at the time of the increase and the number of years since the increase. The increase will take effect at the beginning of the policy month that coincides with or next follows the date we approve your request. However, we will decline your request if the insured person does not qualify for the increase subject to our underwriting rules then in effect. If we approve your request we may apply a rating class for the increase different from that approved at issue or for a prior increase in coverage.

Target amount decreases. While the insured person is not more than attained age 99, you may ask us to reduce the target amount however, as provided below, the decrease will be applied to all ITR face amounts before the base policy face amount will be reduced. Any such reduction in the target amount may not be less than $10,000. If the ITR is elected, the owner may request a decrease in the target amount, and such reduction will be made from the ITR face amount(s) and the base policy face amount(s) as follows:

a) first, to reduce the most recent increase in ITR face amount;

b) next, to reduce the next most recent ITR face amount increases successively;

c) next, to reduce the initial ITR face amount;

d) next, to reduce the most recent increase in base policy face amount;

e) next, to reduce the next most recent base policy face amount increases successively;

f) next, to reduce any increases resulting from death benefit option changes;

g) finally, to reduce the initial base policy face amount.

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Partial Withdrawals

If the death benefit is Option A and the total death benefit minus the amount to be withdrawn is less than the target amount, the target amount will be reduced to the total death benefit minus the amount to be withdrawn. Any reduction in target amount will be applied in the same order as specified in the “Target amount decreases” section above. If the death benefit is Option B, the target amount and the base policy face amount will not be reduced. Under either death benefit option, the partial withdrawal will result in a reduction in your total death benefit. The total death benefit after the withdrawal will be determined as described in the “Death benefit under the ITR” provision of this supplement based on your policy account and the target amount after the withdrawal.

We will decline a request for a partial withdrawal if this would cause a decrease in the base policy face amount to less than the minimum base policy face amount shown in the “Policy Information” section of the policy.

Policy Continuation Rider

In the “Policy Continuation Rider” section of the prospectus, the fourth condition under “Exercising the Policy Continuation Rider” is deleted in its entirety and replaced with the following:

(4) the outstanding loan amount and accrued loan interest exceeds the current base policy face amount plus the current ITR face amount.

Also in the “Policy Continuation Rider” section of the prospectus, under “Effect of Policy Continuation”, the death benefit paragraph is deleted in its entirety and replaced with the following:

When Policy Continuation is in effect, the death benefit of this policy including the death benefit of any Integrated Term Rider is the greatest of: (a) the policy account value or the outstanding loan and accrued loan interest on the insured person’s date of death, whichever is greater, multiplied by a percentage shown in the Table of Percentages in the “Policy Information” section for the insured person’s age (nearest birthday) at the beginning of each policy year, (b) the outstanding loan and accrued loan interest on the insured person’s date of death plus $10,000, or (c) the current base policy face amount plus the current ITR face amount.

Distributed by affiliate Equitable Advisors, LLC and/or for certain contracts co-distributed by affiliate

Equitable Distributors, LLC

Copyright 2020 Equitable Financial Life Insurance Company.

Equitable Financial Life Insurance Company

1290 Avenue of the Americas

New York, NY 10104

212-554-1234

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Equitable Financial Life Insurance Company

Supplement dated July 1, 2020 to the COIL Institutional SeriesSM Prospectus

This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the ‘‘Prospectus’’). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding changes to the Prospectus. As applicable to your policy, please note the following changes described below.

Enhanced amount

For policies issued on or after July 1, 2020, the Enhanced Amount is modified to remove the cap. Accordingly the Enhanced Amount section of the prospectus is deleted in its entirety and replaced with the following content below. For policies issued prior to July 1, 2020, see Appendix IV: Policy Variations.

Enhanced amount

This benefit can provide additional surrender value which is included in the calculation of the net cash surrender value if the policy is fully surrendered within 14 years of the register date of the policy (other than a surrender that is made to exchange or replace the COIL Institutional SeriesSM policy with another life insurance policy or annuity contract as described in “Surrendering your policy for its net cash surrender value” in “Death benefits and accessing your money” earlier in the prospectus). The Enhanced Amount may be increased if the policy is fully surrendered during the first two policy years.

The Enhanced Amount is the cumulative charges deducted from premiums that were paid and per $1,000 of base policy face amount administrative charges but not ITR administrative charges, from the register date of the policy up to the date of surrender, multiplied by the factor specified in the table below.

Policy Year	Factor
1	1.00
2	0.65
3	0.65
4	0.55
5	0.40
6	0.30
7	0.20
8	0.10
9	0.05
10	0.05
11	0.05
12	0.05
13	0.05
14	0.05
15 years and later	0.000

If the policy is fully surrendered during the first two policy years, we will increase this amount by the following: (a) at the time of full surrender in policy year one, the “1st year factor” (see table below) times 2.25% times the lesser of (i) the amount specified in the policy information section of your policy and (ii) cumulative premiums paid, plus cumulative loan repayments, minus cumulative loans; (b) at the time of full surrender in policy year two, 30% times 2.25% times the lesser of (i) the amount specified in the policy information section of your policy and (ii) cumulative pre miums paid, plus cumulative loan repayments, minus cumulative loans, minus cumulative partial withdrawals. “Cumulative” refers to a sum without interest.

EVM-16-20 (5.20)	Catalog No. 160839 (5.20)

Policy Month	1st Year Factor
1	0
2	0.04
3	0.08
4	0.12
5	0.16
6	0.21
7	0.26
8	0.31
9	0.36
10	0.41
11	0.46
12	0.51

Example

1.	A surrender occurs at the beginning of year 6.

2.	The Account Value at the beginning of year 6 is $428,812.10.

3.	Cumulative charges to the beginning of year 6 are $64,187.17.

Then:

1.	The Enhanced Amount is equal to $64,187.17 x 0.3 = $19,256.15.

2.	The Cash Surrender Value is equal to the Account Value plus the Enhanced Amount, $428,812.10 + $19,256.15 = $448,068.25.

The Enhanced Amount is available only upon a full surrender of this policy for its net cash surrender value and is paid directly to the policy owner. It will increase the policy account value when calculating the death benefit. It is not available for policy loans, partial withdrawals, or to cover monthly charges, nor is it available if this policy is being exchanged or replaced with another life insurance policy or annuity contract as described in “Surrendering your policy for its net cash surrender value” in “Death benefits and accessing your money” earlier in the prospectus.

The Enhanced Amount will not be restored after a policy is terminated and restored.

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In “Appendix II: Hypothetical illustrations” (for policies issued on or after July 1, 2020), the illustrations are deleted in their entirety and replaced with the following:

COIL Institutional SeriesSM

$2,000,000 Face Amount

Male, Issue Age 45, Preferred Plus Non-Tobacco User Underwriting Risk Class

Initial Death Benefit Option Is Option A

Initial Annual Planned Periodic Premium: $79,310*

Using Current Charges

Using Cash Value Accumulation Test

			Death Benefit			Net Policy Account Value			Net Cash Surrender Value
End Of Policy Year	Premiums Accum. At 5% Interest Per Year	Assuming Hypothetical Gross Annual Investment Return of:			Assuming Hypothetical Gross Annual Investment Return of:			Assuming Hypothetical Gross Annual Investment Return of:
		0% Gross	6% Gross	12% Gross	0% Gross	6% Gross	12% Gross	0% Gross	6% Gross	12% Gross
1	$83,276	$2,000,000	$2,000,000	$2,000,000	$66,960	$71,174	$75,392	$78,633	$82,847	$87,065
2	$170,715	$2,000,000	$2,000,000	$2,000,000	$133,608	$146,230	$159,359	$148,155	$160,777	$173,905
3	$262,526	$2,000,000	$2,000,000	$2,000,000	$199,194	$224,544	$251,951	$219,150	$244,500	$271,908
4	$358,928	$2,000,000	$2,000,000	$2,000,000	$263,741	$306,274	$354,084	$286,111	$328,644	$376,454
5	$460,150	$2,000,000	$2,000,000	$2,000,000	$327,241	$391,555	$466,735	$347,498	$411,811	$486,992
6	$566,433	$2,000,000	$2,000,000	$2,027,806	$389,719	$480,562	$591,025	$407,903	$498,745	$609,208
7	$678,030	$2,000,000	$2,000,000	$2,414,557	$451,170	$573,451	$727,934	$465,287	$587,567	$742,050
8	$711,931	$2,000,000	$2,000,000	$2,570,263	$442,783	$597,286	$801,454	$449,889	$604,392	$808,560
9	$747,528	$2,000,000	$2,000,000	$2,736,075	$434,323	$622,038	$882,320	$437,900	$625,615	$885,897
10	$784,904	$2,000,000	$2,000,000	$2,912,963	$425,821	$647,783	$971,312	$429,422	$651,384	$974,913
15	$1,001,759	$2,000,000	$2,036,559	$4,030,689	$385,299	$800,220	$1,583,768	$385,299	$800,220	$1,583,768
20	$1,278,526	$2,000,000	$2,136,328	$5,579,084	$337,527	$985,391	$2,573,378	$337,527	$985,391	$2,573,378
25	$1,631,760	$2,000,000	$2,246,068	$7,727,935	$270,548	$1,205,619	$4,148,113	$270,548	$1,205,619	$4,148,113
30	$2,082,585	$2,000,000	$2,339,293	$10,603,743	$136,872	$1,445,793	$6,553,611	$136,872	$1,445,793	$6,553,611
35	$2,657,964	**	$2,456,974	$14,672,199	**	$1,719,366	$10,267,459	**	$1,719,366	$10,267,459
40	$3,392,311	**	$2,602,308	$20,471,956	**	$2,026,720	$15,943,891	**	$2,026,720	$15,943,891
45	$4,329,544	**	$2,810,085	$29,121,416	**	$2,377,399	$24,637,408	**	$2,377,399	$24,637,408
50	$5,525,717	**	$3,115,232	$42,526,823	**	$2,791,427	$38,106,472	**	$2,791,427	$38,106,472
55	$7,052,371	**	$3,451,523	$62,065,505	**	$3,341,261	$60,082,773	**	$3,341,261	$60,082,773
*

The illustrations assume that planned periodic premium are paid at the start of policy years one through seven. The death benefit, net policy account value and net cash surrender value will differ if premiums are paid in different amounts or frequencies.

**	Policy lapses unless additional payments are made.

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The death benefit, net policy account value and net cash surrender value for a policy would be different from those shown if the actual gross rates of investment return averaged 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual policy years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

3

COIL Institutional SeriesSM

$2,000,000 Face Amount

Male, Issue Age 45, Preferred Plus Non-Tobacco User Underwriting Risk Class

Initial Death Benefit Option Is Option A

Initial Annual Planned Periodic Premium: $79,310*

Using Guaranteed Charges

Using Cash Value Accumulation Test

		Death Benefit			Net Policy Account Value			Net Cash Surrender Value
End Of Policy Year	Premiums Accum. At 5% Interest Per Year	Assuming Hypothetical Gross Annual Investment Return of:			Assuming Hypothetical Gross Annual Investment Return of:			Assuming Hypothetical Gross Annual Investment Return of:
		0% Gross	6% Gross	12% Gross	0% Gross	6% Gross	12% Gross	0% Gross	6% Gross	12% Gross
1	$83,276	$2,000,000	$2,000,000	$2,000,000	$63,663	$67,769	$71,881	$75,336	$79,442	$83,553
2	$170,715	$2,000,000	$2,000,000	$2,000,000	$126,221	$138,373	$151,022	$141,283	$153,435	$166,085
3	$262,526	$2,000,000	$2,000,000	$2,000,000	$187,736	$211,986	$238,226	$208,723	$232,973	$259,214
4	$358,928	$2,000,000	$2,000,000	$2,000,000	$248,197	$288,714	$334,301	$271,875	$312,392	$357,979
5	$460,150	$2,000,000	$2,000,000	$2,000,000	$307,612	$368,691	$440,164	$329,137	$390,217	$461,690
6	$566,433	$2,000,000	$2,000,000	$2,000,000	$365,974	$452,046	$556,818	$385,347	$471,419	$576,191
7	$678,030	$2,000,000	$2,000,000	$2,271,696	$423,219	$538,855	$684,865	$438,287	$553,923	$699,933
8	$711,931	$2,000,000	$2,000,000	$2,382,145	$405,364	$550,851	$742,796	$413,546	$559,033	$750,978
9	$747,528	$2,000,000	$2,000,000	$2,499,465	$387,364	$563,016	$806,019	$391,779	$567,431	$810,434
10	$784,904	$2,000,000	$2,000,000	$2,624,187	$369,198	$575,349	$875,021	$373,937	$580,088	$879,760
15	$1,001,759	$2,000,000	$2,000,000	$3,406,552	$278,286	$645,470	$1,338,527	$278,286	$645,470	$1,338,527
20	$1,278,526	$2,000,000	$2,000,000	$4,465,309	$175,133	$719,439	$2,059,644	$175,133	$719,439	$2,059,644
25	$1,631,760	$2,000,000	$2,000,000	$5,965,845	$71,959	$823,132	$3,202,279	$71,959	$823,132	$3,202,279
30	$2,082,585	**	$2,000,000	$7,958,309	**	$911,642	$4,918,609	**	$911,642	$4,918,609
35	$2,657,964	**	$2,000,000	$10,607,549	**	$942,257	$7,423,058	**	$942,257	$7,423,058
40	$3,392,311	**	$2,000,000	$14,108,225	**	$808,423	$10,987,714	**	$808,423	$10,987,714
45	$4,329,544	**	$2,000,000	$18,721,887	**	$46,188	$15,839,160	**	$46,188	$15,839,160
50	$5,525,717	**	**	$24,880,830	**	**	$22,294,651	**	**	$22,294,651
55	$7,052,371	**	**	$33,530,997	**	**	$32,459,822	**	**	$32,459,822
*

The illustrations assume that planned periodic premiums are paid at the start of policy years one through seven. The death benefit, net policy account value and net cash surrender value will differ if premiums are paid in different amounts or frequencies.

**	Policy lapses unless additional payments are made.

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The death benefit, net policy account value and net cash surrender value for a policy would be different from those shown if the actual gross rates of investment return averaged 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual policy years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

4

COIL Institutional SeriesSM

$2,000,000 Face Amount

Male, Issue Age 45, Preferred Plus Non-Tobacco User Underwriting Risk Class

Initial Death Benefit Option Is Option B

Initial Annual Planned Periodic Premium: $70,830*

Using Current Charges

Using Guideline Premium Test

			Death Benefit			Net Policy Account Value		Net Cash Surrender Value
End Of Policy Year	Premiums Accum. At 5% Interest Per Year	Assuming Hypothetical Gross Annual Investment Return of:			Assuming Hypothetical Gross Annual Investment Return of:			Assuming Hypothetical Gross Annual Investment Return of:
		0% Gross	6% Gross	12% Gross	0% Gross	6% Gross	12% Gross	0% Gross	6% Gross	12% Gross
1	$74,372	$2,070,153	$2,073,663	$2,073,663	$59,036	$62,774	$66,516	$70,153	$73,891	$77,634
2	$152,462	$2,131,653	$2,142,825	$2,150,273	$117,761	$128,933	$140,557	$131,653	$142,825	$154,449
3	$234,456	$2,194,674	$2,217,083	$2,229,947	$175,500	$197,909	$222,145	$194,674	$217,083	$241,319
4	$320,550	$2,253,770	$2,291,330	$2,315,816	$232,269	$269,828	$312,065	$253,770	$291,330	$333,567
5	$410,949	$2,307,518	$2,364,260	$2,411,144	$288,042	$344,783	$411,144	$307,518	$364,260	$430,620
6	$505,868	$2,360,321	$2,440,396	$2,520,332	$342,835	$422,910	$520,332	$360,321	$440,396	$537,818
7	$605,533	$2,410,200	$2,517,887	$2,640,636	$396,623	$504,311	$640,636	$410,200	$517,887	$654,213
8	$710,182	$2,463,309	$2,603,265	$2,780,523	$456,249	$596,205	$780,523	$463,309	$603,265	$787,582
9	$820,062	$2,518,449	$2,695,637	$2,934,695	$514,784	$691,972	$934,695	$518,449	$695,637	$938,360
10	$935,437	$2,576,078	$2,795,622	$3,104,680	$572,277	$791,822	$1,104,680	$576,078	$795,622	$1,108,481
15	$1,604,830	$2,850,320	$3,369,496	$4,274,792	$850,320	$1,369,496	$2,274,792	$850,320	$1,369,496	$2,274,792
20	$2,459,165	$3,100,151	$4,082,894	$6,197,725	$1,100,151	$2,082,894	$4,197,725	$1,100,151	$2,082,894	$4,197,725
25	$3,549,536	$3,309,313	$4,950,870	$9,349,122	$1,309,313	$2,950,870	$7,349,122	$1,309,313	$2,950,870	$7,349,122
30	$4,941,157	$3,430,058	$5,954,945	$14,467,370	$1,430,058	$3,954,945	$12,467,370	$1,430,058	$3,954,945	$12,467,370
35	$6,717,257	$3,455,321	$7,116,286	$22,827,257	$1,455,321	$5,116,286	$20,827,257	$1,455,321	$5,116,286	$20,827,257
40	$8,984,060	$3,322,345	$8,396,605	$36,464,926	$1,322,345	$6,396,605	$34,464,926	$1,322,345	$6,396,605	$34,464,926
45	$11,877,140	$2,949,081	$9,720,934	$59,441,813	$949,081	$7,720,934	$56,611,250	$949,081	$7,720,934	$56,611,250
50	$15,569,524	$2,268,269	$11,003,595	$94,724,590	$268,269	$9,003,595	$92,724,590	$268,269	$9,003,595	$92,724,590
55	$20,282,046	**	$12,135,735	$154,202,951	**	$10,135,735	$152,202,951	**	$10,135,735	$152,202,951
*

The illustrations assume that planned periodic premiums are paid at the start of each policy year. The death benefit, net policy account value and net cash surrender value will differ if premiums are paid in different amounts or frequencies.

**	Policy lapses unless additional payments are made.

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The death benefit, net policy account value and net cash surrender value for a policy would be different from those shown if the actual gross rates of investment return averaged 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual policy years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

5

COIL Institutional SeriesSM

$2,000,000 Face Amount

Male, Issue Age 45, Preferred Plus Non-Tobacco User Underwriting Risk Class

Initial Death Benefit Option Is Option B

Initial Annual Planned Periodic Premium: $70,830*

Using Guaranteed Charges

Using Guideline Premium Test

			Death Benefit			Net Policy Account Value		Net Cash Surrender Value
End Of Policy Year	Premiums Accum. At 5% Interest Per Year	Assuming Hypothetical Gross Annual Investment Return of:			Assuming Hypothetical Gross Annual Investment Return of:			Assuming Hypothetical Gross Annual Investment Return of:
		0% Gross	6% Gross	12% Gross	0% Gross	6% Gross	12% Gross	0% Gross	6% Gross	12% Gross
1	$74,372	$2,066,754	$2,070,378	$2,073,663	$55,636	$59,261	$62,891	$66,754	$70,378	$74,009
2	$152,462	$2,124,521	$2,135,200	$2,146,319	$110,168	$120,847	$131,967	$124,521	$135,200	$146,319
3	$234,456	$2,183,746	$2,204,991	$2,227,986	$163,651	$184,896	$207,892	$183,746	$204,991	$227,986
4	$320,550	$2,238,739	$2,274,146	$2,313,993	$216,069	$251,475	$291,323	$238,739	$274,146	$313,993
5	$410,949	$2,288,037	$2,341,290	$2,403,617	$267,427	$320,680	$383,007	$288,037	$341,290	$403,617
6	$505,868	$2,336,253	$2,411,129	$2,500,649	$317,705	$392,580	$483,738	$336,253	$411,129	$502,286
7	$605,533	$2,381,232	$2,481,597	$2,600,053	$366,805	$467,171	$594,312	$381,232	$481,597	$608,739
8	$710,182	$2,422,920	$2,552,734	$2,715,654	$414,676	$544,490	$715,654	$422,920	$552,734	$723,898
9	$820,062	$2,465,890	$2,629,205	$2,848,755	$461,253	$624,568	$848,755	$465,890	$629,205	$853,392
10	$935,437	$2,511,680	$2,712,640	$2,994,774	$506,528	$707,487	$994,774	$511,680	$712,640	$999,927
15	$1,604,830	$2,719,197	$3,177,543	$3,983,707	$719,197	$1,177,543	$1,983,707	$719,197	$1,177,543	$1,983,707
20	$2,459,165	$2,896,777	$3,737,903	$5,572,010	$896,777	$1,737,903	$3,572,010	$896,777	$1,737,903	$3,572,010
25	$3,549,536	$3,053,937	$4,424,136	$8,154,487	$1,053,937	$2,424,136	$6,154,487	$1,053,937	$2,424,136	$6,154,487
30	$4,941,157	$3,128,981	$5,193,800	$12,275,787	$1,128,981	$3,193,800	$10,275,787	$1,128,981	$3,193,800	$10,275,787
35	$6,717,257	$3,059,334	$5,987,716	$18,816,499	$1,059,334	$3,987,716	$16,816,499	$1,059,334	$3,987,716	$16,816,499
40	$8,984,060	$2,734,227	$6,673,279	$29,146,660	$734,227	$4,673,279	$27,146,660	$734,227	$4,673,279	$27,146,660
45	$11,877,140	**	$6,894,992	$45,437,055	**	$4,894,992	$43,273,386	**	$4,894,992	$43,273,386
50	$15,569,524	**	$6,082,668	$70,268,322	**	$4,082,668	$68,268,322	**	$4,082,668	$68,268,322
55	$20,282,046	**	$3,771,373	$109,611,625	**	$1,771,373	$107,611,625	**	$1,771,373	$107,611,625
*

The illustrations assume that planned periodic premiums are paid at the start of each policy year. The death benefit, net policy account value and net cash surrender value will differ if premiums are paid in different amounts or frequencies.

**	Policy lapses unless additional payments are made.

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The death benefit, net policy account value and net cash surrender value for a policy would be different from those shown if the actual gross rates of investment return averaged 0%, 6% or 12% over a period of years, but also fluctuated above or below the average for individual policy years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

6

A new Appendix IV is added to the prospectus as follows:

Appendix IV: Policy variations

In all states, for those policies issued prior to July 1, 2020, the “Enhanced Amount” section of the prospectus is as follows:

Enhanced amount

This benefit can provide additional surrender value which is included in the calculation of the net cash surrender value if the policy is fully surrendered within 14 years of the register date of the policy (other than a surrender that is made to exchange or replace the COIL Institutional SeriesSM policy with another life insurance policy or annuity contract as described in “Surrendering your policy for its net cash surrender value” in “Death benefits and accessing your money” earlier in the prospectus). The Enhanced Amount may be increased if the policy is fully surrendered during the first two policy years.

The Enhanced Amount will never be less than zero and is equal to the lesser of (1) and (2) where:

(1) is the cumulative charges deducted from premiums that were paid and per $1,000 of base policy face amount administrative charges, from the register date of the policy up to the date of surrender, multiplied by the factor specified in the table below.

Policy Year	Factor
1	1.00
2	0.65
3	0.65
4	0.55
5	0.40
6	0.30
7	0.20
8	0.10
9	0.05
10	0.05
11	0.05
12	0.05
13	0.05
14	0.05
15 and later	0.000

If the policy is fully surrendered during the first two policy years, we will increase this amount by the following: (a) at the time of full surrender in policy year one, the “1st year factor” (see table below) times 2.25% times the lesser of (i) the amount specified in the policy information section of your policy and (ii) cumulative premiums paid, plus cumulative loan repayments, minus cumulative loans; (b) at the time of full surrender in policy year two, 30% times 2.25% times the lesser of (i) the amount specified in the policy information section of your policy and (ii) cumulative premiums paid, plus cumulative loan repayments, minus cumulative loans, minus cumulative partial withdrawals. “Cumulative” refers to a sum without interest.

Policy month	1st year factor
1	0
2.04
3.08
4.12
5.16
6.21
7.26
8.31
9.36
10.41
11.46
12.51

(2) is the greater of (i) accumulated premiums paid, plus accumulated loan repayments, minus accumulated loans, minus accumulated partial withdrawals, minus the policy account value and (ii) zero. “Accumulated” means a sum increased with interest at the accumulation rate. The accumulation rate used for this calculation is 4.00% annually in years 1-3 and 5.00% annually in years 4 and later.

Example

1.	A premium payment of $100,000 is made for each of the first 4 years.

7

2.	A partial withdrawal of $20,000 is taken at the beginning of year 5.

3.	A surrender occurs at the beginning of year 6.

4.	The Account Value at the beginning of year 6 is $428,812.10.

5.	Cumulative charges to the beginning of year 6 are $64,187.17.

Then:

1.	The accumulated premium is $468,172.66;

2.	The accumulated partial withdrawal is $21,000

3.	For calculating the Enhanced Amount, (1) is equal to $64,187.17 x 0.3 = $19,256.15

4.	For calculating the Enhanced Amount, (2) is the maximum of 0 and:
($468,172.66 + 0 – 0 – $21,000) –$ 428,812.10 = $18,360.56

5.	The Enhanced Amount is the minimum of (1) and (2):
Enhanced Amount = min (19,256.15;18,360.56) = $18,360.56

6.	The Cash Surrender Value is $428,812.10 + $18,360.56 = $447,172.66

The Enhanced Amount is available only upon a full surrender of this policy for its net cash surrender value and is paid directly to the policy owner. It will increase the policy account value when calculating the death benefit. It is not available for policy loans, partial withdrawals, or to cover monthly charges, nor is it available if this policy is being exchanged or replaced with another life insurance policy or annuity contract as described in “Surrendering your policy for its net cash surrender value” in “Death benefits and accessing your money” earlier in the prospectus.

The Enhanced Amount will not be restored after a policy is terminated and restored.

Distributed by affiliate Equitable Advisors, LLC and/or for certain contracts co-distributed by affiliate

Equitable Distributors, LLC

Copyright 2020 Equitable Financial Life Insurance Company.

Equitable Financial Life Insurance Company

1290 Avenue of the Americas

New York, NY 10104

212-554-1234

8

PART C

OTHER INFORMATION

Item 26.	Exhibits

(a)	Board of Directors Resolution.

(1)

Certified resolution re Authority to Market Variable Life Insurance and Establish Separate Accounts, incorporated herein by reference to Exhibit No. 1-A(1)(a)(i) to Registration Statement on Form S-6, (File No. 333-17663), filed on December 11, 1996.

(b)	Custodial Agreements, Not Applicable.

(c)	Underwriting Contracts.

(1)	Broker-Dealer and General Agent Sales Agreement, incorporated herein by reference to Exhibit 1-A(3)(b) to Registration Statement on Form S-6, (File No. 333-17663), filed on December 11, 1996.

(c)(i)(a)

Broker-Dealer and General Agent Sales Agreement dated as of March 15, 2016 between AXA Distributors, LLC, AXA Advisors, LLC and AXA Network, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 16, 2019.

(c)(i)(b)

Life Product Amendment to Broker-Dealer and General Agent Sales Agreement AMENDMENT, dated as of March 15, 2016, (such date, following execution and delivery by all parties, to be the “Effective Date”), by and among AXA Distributors, LLC (“Distributor”), AXA Advisors, LLC (“Broker-Dealer”) and AXA Network, LLC (“General Agent”), incorporated herein by reference to the Registration Statement on Form N-6 (File No. 333-103199) filed on April 19, 2019.

(2)

Distribution and Servicing Agreement dated as of May  1, 1994, among EQ Financial Consultants, Inc. (now AXA Advisors, LLC), Equitable and Equitable Variable incorporated herein by reference to Exhibit 1-A(8) to Registration Statement on Form S-6, (File No. 333-17663), filed on December 11, 1996.

(3)

Agreement dated January  1, 2000, for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries incorporated herein by reference to Exhibit No. 1-A(10)(c) to Registration Statement on Form S-6, (File No. 333-17663), filed on April 19, 2001.

(4)

Distribution Agreement, dated as of January 1, 1998 by and between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-64749) filed on August 5, 2011.

(a)

First Amendment dated as of January 1, 2001 to the Distribution Agreement dated as of January 1, 1998 between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-127445) filed on August 11, 2005.

(b)

Second Amendment dated as of January 1, 2012 to the Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

(c)

Third Amendment dated as of November 1, 2014 to the Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 2-30070) filed on April 19, 2016.

(d)

Fourth Amendment dated as of August 1, 2015 to the Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 16, 2019.

(5)

Transition Agreement dated January 1, 2000, for services by AXA Network, LLC and its subsidiaries to The Equitable Life Assurance Society of the United States incorporated herein by reference to Exhibit No. 1-A(10)(d) to Registration Statement on Form S-6, (File No. 333-17663), filed on April 19, 2001.

(6)

General Agent Sales Agreement dated January  1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(h) to the Registration Statement on Form N-4, (File No. 2-30070), filed April 19, 2004.

(a)(i)

First Amendment dated as of January 1, 2003 to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4, (File No. 333-05593), filed April 24, 2012.

(a)(ii)

Second Amendment dated as of January 1, 2004 to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-05593), filed April 24, 2012.

(a)(iii)

Third Amendment dated as of July 19, 2004 to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Exhibit 3(k) to the Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

(a)(iv)

Fourth Amendment dated as of November 1, 2004 to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Exhibit 3(l) to the Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

(a)(v)

Fifth Amendment dated as of November  1, 2006, to General Agent Sales Agreement dated as of January  1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No.  333-05593), filed on April 24, 2012.

(a)(vi)

Sixth Amendment dated as of February  15, 2008, to General Agent Sales Agreement dated as of January  1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

(a)(vii)

Seventh Amendment dated as of February  15, 2008, to General Agent Sales Agreement dated as of January  1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(r), filed on April 20, 2009.

(a)(viii)

Eighth Amendment dated as of November  1, 2008, to General Agent Sales Agreement dated as of January  1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(s), filed on April 20, 2009.

(a)(ix)

Ninth Amendment dated as of November 1, 2011 to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

(a)(x)

Tenth Amendment dated as of November 1, 2013 to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750), filed on October 16, 2014.

(a)(xi)

Eleventh Amendment dated as of November 1, 2013 to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750), filed on October 16, 2014.

(a)(xii)

Twelfth Amendment dated as of November 1, 2013 to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750), filed on October 16, 2014.

(c)(vi)(xiii)

Thirteenth Amendment dated as of October  1, 2014 to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-202147), filed on September 9, 2015.

(c)(vi)(xiv)

Fourteenth Amendment dated as of August 1, 2015 to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to this Registration Statement on Form N-4 (File No. 2-30070), filed on April 19, 2016.

(c)(vi)(xv)

Sixteenth Amendment dated May 1, 2016 to the General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company, (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

(c)(vi)(xvi)

Seventeenth Amendment to General Agent Sales Agreement, dated as of August 1, 2016, by and between AXA Equitable Life Insurance Company, formerly known as The Equitable Life Assurance Society of the United States, (“AXA Equitable”), and AXA NETWORK, LLC, (“General Agent”) “) incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 17, 2018.

(c)(vi)(xvii)

Eighteenth Amendment to General Agent Sales Agreement, dated as of March 1 2017, by and between AXA Equitable Life Insurance Company, formerly known as The Equitable Life Assurance Society of the United States, (“AXA Equitable”), and AXA NETWORK, LLC (“General Agent”) incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 17, 2018.

(d)	Contracts. (Including Riders and Endorsements)

(1)

Flexible Premium Variable Adjustable Life Insurance Policy (ICC19-19-100), incorporated herein by reference to Exhibit 26(d)(1) to Registration Statement on Form N-6, File No. 333-232418 filed on July 1, 2019.

(2)	Integrated Term Insurance Rider (ICC19-ITR), incorporated herein by reference to Exhibit 26(d)(2) to Registration Statement on Form N-6, File No. 333-232418 filed on July 1, 2019.

(3)	Integrated Term Insurance Rider (ICC20-R20-ITR), incorporated herein by reference to Exhibit 26(d)(3) to Registration Statement on Form N-6, File No. 333-232418 filed on May 1, 2020.

(4)	Enhanced Amount Endorsement (ICC20-S.10-EA), incorporated herein by reference to Exhibit 26(d)(4) to Registration Statement on Form N-6, File No. 333-232418 filed on May 1, 2020.

(5)	Form of Policy Continuation Rider (ICC12-R12-30), previously filed with this Registration Statement (File No. 333-132200) on August 31, 2012.

(6)	Variable Indexed Option Rider (ICC12-R12-15), previously filed with this Registration Statement (File No. 333-132200) on April 25, 2013.

(e)	Applications.

(1)	Form of Section B-Flexible Premium Universal Life Insurance Application (AXA-COIL-2012), previously filed with this Registration Statement (File No. 333-132200) on April 25, 2013.

(2)	Application (ICC15-AXA-Life) incorporated herein by reference to Exhibit 26(e)(ii) to Registration Statement on Form N-6, File No. 333-229235, filed on April 19, 2019.

(3)	Application (ICC12-AXA-GI) (06.19) incorporated herein by reference to Exhibit 26(e)(v) to Registration Statement on Form N-6, File No. 333-229235, filed on April 19, 2019.

(4)	Application for Individual Life Insurance (COIL-App-2019) incorporated herein by reference to Exhibit 26(e)(4) to Registration Statement on Form N-6, File No. 333-232418, filed on April 22, 2020.

(f)	Depositor’s Certificate of Incorporation and By-Laws.

(1)	Restated Charter of Equitable Financial Life Insurance Company, filed herewith.

(2)	By-Laws of Equitable Financial Life Insurance Company, as amended June 15, 2020, filed herewith.

(g)	Reinsurance Contracts.

(l)

Form of Reinsurance Agreement between Reinsurance Company and the Equitable Life Assurance Society of the United States incorporated herein by reference to Exhibit No. 26.(g) to Registration Statement on Form N-6, (File No. 333-103199), filed on April 7, 2003.

(h)	Participation Agreements.

(1)(a)

Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable Life Insurance Company (“AXA Equitable”), AXA Distributors, LLC and AXA Advisors dated July 15, 2002 is incorporated herein by reference to Post-Effective Amendment No. 25 to the EQ Advisor’s Trust Registration Statement on Form N-1A (File No. 333-17217 and 811-07953), filed on February 7, 2003.

(a)(i)

Amendment No. 1, dated May 2, 2003, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 28 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 10, 2004.

(a)(ii)

Amendment No. 2, dated July 9, 2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

(a)(iii)

Amendment No. 3, dated October 1, 2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

(a)(iv)

Amendment No. 4, dated May 1, 2005, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 37 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 7, 2005.

(a)(v)

Amendment No. 5, dated September 30, 2005, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 44 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 5, 2006.

(a)(vi)

Amendment No. 6, dated August 1, 2006, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 51 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 2, 2007.

(a)(vii)

Amendment No. 7, dated May 1, 2007, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 53 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 27, 2007.

(a)(viii)

Amendment No. 8, dated January 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 56 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on December 27, 2007.

(a)(ix)

Amendment No. 9, dated May 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 61 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 13, 2009.

(a)(x)

Amendment No. 10, dated January 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 64 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on March 16, 2009.

(a)(xi)

Amendment No. 11, dated May 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 67 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 15, 2009.

(a)(xii)

Amendment No. 12, dated September 29, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 70 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on January 21, 2010.

(a)(xiii)

Amendment No. 13, dated August 16, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

(a)(xiv)

Amendment No. 14, dated December 15, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

(a)(xv)

Amendment No. 15, dated June 7, 2011, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference and/or previously filed with Post-Effective Amendment No. 84 To the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on August 17, 2011.

(a)(xvi)

Amendment No. 16, dated April 30, 2012, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable and AXA Distributors, LLC, dated July 15,2002 incorporated herein by reference to Post-Effective Amendment No. 96 to the EQ Advisor’s Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 7, 2013.

(1)(b)

Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on July 22, 2013.

(b)(i)

Amendment No. 1 dated as of June 4, 2013 to the Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on October 1, 2013.

(b)(ii)

Amendment No. 2 dated as of October 21, 2013 to the Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on October 1, 2013.

(b)(iii)

Amendment No. 3, dated as of April  4, 2014 (“Amendment No. 3”), to the Second Amended and Restated Participation Agreement, dated as of May  23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

(b)(iv)

Amendment No. 4, dated as of June  1, 2014 (“Amendment No. 4”), to the Second Amended and Restated Participation Agreement, dated as of May  23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

(b)(v)

Amendment No.  5, dated as of July 16, 2014 (“Amendment No. 5”), to the Second Amended and Restated Participation Agreement, dated as of May  23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on February 5, 2015.

(b)(vi)

Amendment No.  6, dated as of April 30, 2015 (“Amendment No.  6”), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 17, 2015.

(b)(vii)

Amendment No.  7, dated as of December 21, 2015 (“Amendment No. 7”), to the Second Amended and Restated Participation Agreement, dated as of May  23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to EQ Advisors Trust Registration Statement on Form 485 (a) (File No. 333-17217) filed on February 11, 2016.

(b)(viii)

Amendment No.  8, dated as of December 9, 2016 (“Amendment No. 8”), to the Second Amended and Restated Participation Agreement, dated as of May  23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to EQ Advisors Trust Registration Statement on Form 485 (a) (File No. 333-17217) filed on January 31, 2017.

(b)(vix)

Amendment No. 9 dated as of May 1, 2017 (“Amendment No. 9”) to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”) by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217), filed on April 28, 2017.

(b)(x)

Amendment No. 10 dated as of November 1, 2017 (“Amendment No. 10”) to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”) by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217), filed on October 27, 2017.

(a)(xi)

Amendment No. 11 dated as of July 12, 2018 to the Second Amended and Restated Participation Agreement among EQ Advisor Trust, AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors dated May 23, 2012, incorporated herein by reference to Registration Statement on Form N-1a (File No. 333-17217) filed on July 31, 2018.

(a)(xii)

Amendment No. 12 dated as of December 6, 2018 to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217), filed on April 26, 2019.

(2)(a)

Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to and/or previously filed with Pre-Effective Amendment No. 1 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on December 10, 2001.

(a)(i)

Amendment No. 1, dated as of August 1, 2003 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 6 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 25, 2004.

(a)(ii)

Amendment No. 2, dated as of May 1, 2006 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 16 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on June 1, 2006.

(a)(iii)

Amendment No. 3, dated as of May 25, 2007 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 20 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 5, 2008.

(2)(b)

Amended and Restated Participation Agreement among the Registrant, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated as of May 23, 2012, incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on July 22, 2013.

(b)(i)

Amendment No. 1 dated as of October  21, 2013, to the Amended and Restated Participation Agreement among the Registrant, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated as of May  23, 2012, incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on October 2, 2013.

(b)(ii)

Amendment No. 2, dated as of April  18, 2014 (“Amendment No. 2”) to the Amended and Restated Participation Agreement, dated as of May  23, 2012, as amended (“Agreement”) by and among AXA Premier VIP Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

(b)(iii)

Amendment No. 3, dated as of July  8, 2014 (“Amendment No. 3”) to the Amended and Restated Participation Agreement, dated as of May  23, 2012, as amended (“Agreement”) by and among AXA Premier VIP Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

(b)(iv)

Amendment No.  4, dated as of December 10, 2014 (“Amendment No. 4”), to the Amended and Restated Participation Agreement, dated as of May  23, 2012, as amended (“Agreement”), by and among AXA Premier VIP Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

(b)(v)

Amendment No.  5, dated as of September 26, 2015 (“Amendment No. 5”), to the Amended and Restated Participation Agreement, dated as of May  23, 2012, as amended (“Agreement”), by and among AXA Premier VIP Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form 485 (b) (File No. 333-70754) filed on April 26, 2016.

(3)(a)

Participation Agreement by and Among AIM Variable Insurance Funds, A I M Distributors, Inc., AXA Equitable Life Insurance Company, on Behalf of itself and its Separate Accounts, AXA Advisors, LLC, and AXA Distributors, LLC, dated July 1, 2005, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

(a)(i)

Amendment No. 1 effective October 15, 2009 among AIM Variable Insurance Funds, AIM Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of its Separate Accounts, AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 24, 2012.

(a)(ii)

Amendment No. 2, dated as of April 19, 2010, to the Participation Agreement dated as of July 1, 2005, by and among AIM Variable Insurance Funds, Invesco Aim Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and each of its segregated asset accounts, and AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 21, 2015.

(a)(iii)

Amendment No. 3, dated as of April 30, 2010, to the Participation Agreement dated as of July 1, 2005, by and among AIM Variable Insurance Funds, Invesco Aim Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and each of its segregated asset accounts; and AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 21, 2015.

(a)(iv)

Amendment No. 4, effective May 1, 2012, to the Participation Agreement dated July 1, 2005, among AIM Variable Insurance Funds, Invesco Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of itself and each of its segregated asset accounts; AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

(a)(v)

Amendment No. 5, dated as of October 1, 2014, to the Participation Agreement dated July 1, 2005, by and among AIM Variable Insurance Funds Invesco Distributors, Inc., AXA Equitable Life Insurance Company, a New York life insurance company, on behalf of itself and each of its segregated asset accounts; and AXA Advisors, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-202147) filed on February 18, 2015.

(4)(a)

Fund Participation Agreement among AXA Equitable Life Insurance Company, American Century Investment Management, Inc., and American Century Investment Services, Inc., incorporated by reference to the Registration Statement on Form N-4 (File No. 333-153809) filed on July 8, 2011.

(5)(a)

Participation Agreement among AXA Equitable Life Insurance Company, BlackRock Variable Series Funds, Inc., BlackRock Advisors, LLC, and Black Rock Investments, LLC, dated October 16, 2009, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

(a)(i)

Amendment No. 3, effective May 1, 2012 to the Participation Agreement dated October 16, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company, MONY Life Insurance Company of America, BlackRock Variable Series Funds, Inc., BlackRock Advisors, LLC and BlackRock Investments, LLC, previously filed with this Registration Statement (File No. 333-178750) on April 25, 2012.

(a)(ii)

Amendment No. 4, effective August 27, 2013 to the Participation Agreement dated October 16, 2009 among AXA Equitable Life Insurance Company, MONY Life Insurance Company of America, BlackRock Variable Series Funds, Inc., BlackRock Advisors, LLC and BlackRock Investments, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-190033) filed on October 4, 2013.

(a)(iii)

Amendment No. 5, executed as of September 1, 2014 and effective as of October 1, 2014 to the Fund Participation Agreement dated October 16, 2009, as amended, by and among AXA Equitable Life Insurance Company, MONY Life Insurance Company of America, BlackRock Variable Series Funds, Inc., BlackRock Advisors, LLC and BlackRock Investments, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

(a)(iv)

Amendment No. 6, effective as of September 17, 2018 to the Fund Participation Agreement dated October 16, 2009, as amended, by and among AXA Equitable Life Insurance Company, MONY Life Insurance Company of America, BlackRock Variable Series Funds, Inc., BlackRock Advisors, LLC and BlackRock Investments, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-182796) filed on April 17, 2019.

(6)(a)

Participation Agreement as of July  1, 2005 Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., AXA Equitable Life Insurance Company, AXA Advisors, LLC, and AXA Distributors, LLC, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

(a)(i)

Amendment No. 3 effective as of May 1, 2010 to Participation Agreement as of July 1, 2005 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., AXA Equitable Life Insurance Company, AXA Advisors LLC and AXA Distributors, LLC, incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-130988) filed on April 24, 2012.

(7)(a)

Fund Participation Agreement among AXA Equitable Life Insurance Company, Ivy Funds Variable Insurance Portfolios and Waddell & Reed, Inc., incorporated by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

(a)(i)

Amendment No. 1 dated April 1, 2010 to the Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios and AXA Equitable Life Insurance Company incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

(a)(ii)

Amendment No. 2 dated May 1, 2012 to the Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, MONY Life Insurance Company, MONY Life Insurance Company of America and AXA Equitable Life Insurance Company hereby incorporated by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

(a)(iii)

Amendment No. 3 dated September 5, 2013 to the Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, MONY Life Insurance Company, MONY Life Insurance Company of America and AXA Equitable Life Insurance Company hereby incorporated by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

(a)(iv)

Amendment No. 4 dated October 14, 2013 to the Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, AXA Equitable Life Insurance Company and MONY Life Insurance Company of America hereby incorporated by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

(a)(v)

Amendment No. 5 dated October 1, 2016 to the Participation Agreement dated October 23, 2009 among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, AXA Equitable Life Insurance Company and MONY Life Insurance Company of America hereby incorporated by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

(a)(vi)

Amendment No. 6 dated April 28, 2017 to the Participation Agreement dated October 23, 2009 among Ivy Distributors, Inc., Ivy Variable Insurance Portfolios, AXA Equitable Life Insurance Company and MONY Life Insurance Company of America, hereby incorporated by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 16, 2019.

(8)(a)

Fund Participation Agreement among AXA Equitable Life Insurance Company, Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

(9)(a)

Participation Agreement among MFS Variable Insurance Trust, Equitable Life Assurance Society of the United States, and Massachusetts Financial Service Company, dated July 18, 2002, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

(10)(a)

Participation Agreement among T.Rowe Price Equity Series, Inc., T.Rowe Price Investment Services, Inc. and AXA Equitable Life Insurance Company, dated July 20, 2005, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

(a)(i)

Amendment No. 3, effective May 1, 2012 to the Participation Agreement dated July 20, 2005 among AXA Equitable Life Insurance Company, T. Rowe Price Equity Series Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc. and T. Rowe Price Investment Services, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on April 25, 2012.

(a)(ii)

Fourth Amendment dated August 16, 2019 to the Participation Agreement dated July 20, 2005 by and between AXA Equitable Life Insurance Company, T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc. and T. Rowe Price Investment Services, Inc. incorporated herein by reference to the Registration Statement filed on Form N-6 (File No. 333-229235) filed on February 18, 2020.

(11)(a)

Participation Agreement among MONY Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributions LLC, dated December 1, 2001, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

(a)(i)

Third Amendment dated October 20, 2009 to the Participation Agreement, (the “Agreement”) dated December 1, 2001 by and among MONY Life Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Funds Distributions LLC (collectively, the “Parties”) adding AXA Equitable Insurance Company as a Party to the Agreement incorporated by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

(12)(a)

Participation and Service Agreement among AXA Equitable Life Insurance Company and American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company and the American Funds Insurance Series (collectively the “Funds”), dated January 2, 2013, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 23, 2013.

(i)	Administration Contracts. See (c)(ii), (iii) & (iv).

(j)	Other Material Contracts. Not Applicable.

(k)	Legal Opinion.

(1)	Opinion and Consent of Shane Daly, Vice President and Associate General Counsel of Equitable Financial, filed herewith.

(l)	Actuarial Opinion.

(1)	Opinion and Consent of Brian Lessing, FSA, MAAA, Senior Director - Actuarial of Equitable Financial, filed herewith.

(m)	Calculation.

(1)	Sample Calculation for Illustrations, incorporated by reference to the Registration Statement on Form N-6 (File No. 333-232418) filed on April 22, 2020.

(n)	Other Opinions.

(1)	Consent of PricewaterhouseCoopers LLP, filed herewith.

(2)	Powers of Attorney, filed herewith.

(o)	Omitted Financial Statements. Not applicable.

(p)	Initial Capital Agreements. Not applicable.

(q)	Redeemability Exemption.

(1)

Description of Equitable’s Issuance, Transfer and Redemption Procedures for Flexible Premium Policies pursuant to Rule 6e-3(T)(b)(12)(iii) under the Investment Company Act of 1940, incorporated by reference to the Registration Statement on Form N-6 (File No. 333-232418) filed on September 27, 2019.

+	State Variations not included

Item 27.	Directors and Officers of the Depositor.

Set forth below is information regarding the directors and principal officers of the Depositor. The Depositor’s address is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of the Depositor.

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH THE DEPOSITOR
DIRECTORS

Ramon de Oliveira	Director
Investment Audit Practice, LLC
580 Park Avenue
New York, NY 10065

Daniel G. Kaye	Director
767 Quail Run
Inverness, IL 60067

Joan Lamm-Tennant	Director
Blue Marble Microinsurance
100 Avenue of the Americas
New York, NY 10013

Kristi A. Matus	Director
47-C Dana Road
Boxford, MA 02116

Bertram L. Scott	Director
3601 Hampton Manor Drive
Charlotte, NC 28226

George Stansfield	Director
AXA
25, Avenue Matignon
75008 Paris, France

Charles G.T. Stonehill	Director
Founding Partner
Green & Blue Advisors
285 Central Park West
New York, New York 10024

OFFICER-DIRECTOR

*Mark Pearson	Director and Chief Executive Officer

OTHER OFFICERS

*Nicholas B. Lane	President

*Dave S. Hattem	Senior Executive Director, General Counsel and Secretary

*Jeffrey J. Hurd	Senior Executive Director and Chief Operating Officer

*Anders B. Malmstrom	Senior Executive Director and Chief Financial Officer

*Michael B. Healy	Managing Director and Chief Information Officer

*Andrienne Johnson	Managing Director and Chief Transformation Officer

*Keith Floman	Managing Director and Deputy Chief Actuary

*Michel Perrin	Managing Director and Actuary

* Meredith Ratajczak	Managing Director and Chief Actuary

* David Kam	Managing Director and Actuary

*Nicholas Huth	Managing Director, Associate General Counsel and Chief Compliance Officer

*William Eckert	Managing Director and Chief Accounting Officer

*Kathryn Ferrero	Managing Director and Chief Marketing Officer

*William MacGregor	Managing Director and Associate General Counsel

*David Karr	Managing Director

*Jimmy Dewayne Lummus	Managing Director and Controller

*Christina Banthin	Managing Director and Associate General Counsel

*Mary Jean Bonadonna	Managing Director

*Eric Colby	Managing Director

*Graham Day	Managing Director

*Ronald Herrmann	Managing Director

*Steven M. Joenk	Managing Director and Chief Investment Officer

*Kenneth KozlowskI	Managing Director

*Susan La Vallee	Managing Director

*Barbara Lenkiewicz	Managing Director

*Carol Macaluso	Managing Director

*James Mellin	Managing Director

*Hillary Menard	Managing Director

*Kurt Meyers	Managing Director and Associate General Counsel

*Prabha (“Mary”) Ng	Managing Director

*James O’Boyle	Managing Director

*Caroline O’Connell	Managing Director, Chief Strategy and Customer Experience Officer

*Robin Raju	Managing Director

*Theresa Trusskey	Managing Director

*Marc Warshawsky	Managing Director

*Antonio Di Caro	Managing Director

*Glen Gardner	Managing Director

*Shelby Holklister-Share	Managing Director

*Manuel Prendes	Managing Director

*Aaron Sarfatti	Managing Director and Chief Risk Officer

*Stephen Scanlon	Managing Director

*Samuel Schwartz	Managing Director

*Mia Tarpey	Managing Director

*Gina Tyler	Managing Director and Chief Communications Officer

*Stephanie Withers	Managing Director and Chief Auditor

*Yun (“Julia”) Zhang	Managing Director and Treasurer

Item 28. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.

Separate Account FP of Equitable Financial Life Insurance Company (the “Separate Account”) is a separate account of Equitable Financial. Equitable Financial, a New York stock life insurance company, is an indirect wholly owned subsidiary of Equitable Holdings, Inc. (the “Holding Company”), a publicly traded company.

Set forth below is the subsidiary chart for the Holding Company:

(a) Equitable Holdings, Inc. - Subsidiary Organization Chart Q4-2019 is incorporated herein by reference to Exhibit 26(a) of Registration Statement (File No. 2-30070) on Form N-4, filed April 21, 2020.

Item 29.	Indemnification

(a)	Indemnification of Officers and Directors

The by-laws of the Equitable Financial Life Insurance Company (“Equitable Financial”) provide, in Article VII, as follows:

7.4 Indemnification of Directors, Officers and Employees.

(a)	To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

(i)

Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate is or was a director, officer or employee of the Company shall be indemnified by the Company;

(ii)

Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

(iii)	the related expenses of any such person in any of said categories may be advanced by the Company.

(b)

To the extent permitted by the law of the State of New York, the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss.ss.721-726: Insurance Law ss.1216).

The directors and officers of Equitable Financial are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Sombo (Endurance Specialty Insurance Company), U.S. Specialty Insurance, ACE (Chubb), Chubb Insurance Company, AXIS Insurance Company, Zurich Insurance Company, AWAC (Allied World Assurance Company, Ltd.), Aspen Bermuda XS, CAN, AIG, One Beacon, Nationwide, Berkley, Berkshire, SOMPO, CODA (Chubb) and ARGO RE Ltd. The annual limit on such policies is $300 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

(b) Indemnification of Principal Underwriters

To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, Equitable Distributors, LLC and Equitable Advisors, LLC have undertaken to indemnify each of its respective directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of Equitable Distributors, LLC and Equitable Advisors, LLC.

(c) Undertaking

Insofar as indemnification for liability arising under the Securities Act of 1933 (“Act”) may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30.	Principal Underwriters

(a) Equitable Advisors, LLC and Equitable Distributors, LLC are the principal underwriters for Separate Accounts 49, 70, A, FP, I and 45 of Equitable Financial, EQ Advisors Trust and EQ Premier VIP Trust, and of Equitable America Variable Accounts A, K and L. In addition, Equitable Advisors, LLC is the principal underwriter of Equitable Financial’s Separate Account 301.

(b) Set forth below is certain information regarding the directors and principal officers of Equitable Advisors, LLC and Equitable Distributors, LLC.

(i)	EQUITABLE ADVISORS, LLC

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH UNDERWRITER

*David Karr	Director, Chairman of the Board and Chief Executive Officer

*Ronald Herrmann	Director

*Nicholas B. Lane	Director

*Adam Coe	Director

*Frank Massa	Director and President

*Aaron Sarfatti	Director

*Ralph E. Browning, II	Chief Privacy Officer

*Mary Jean Bonadonna	Chief Risk Officer

*Stephen Lank	Chief Operating Officer

*Patricia Boylan	Broker Dealer Chief Compliance Officer

*Yun (“Julia”) Zhang	Senior Vice President and Treasurer

*Gina Jones	Vice President and Financial Crime Officer

*Page Pennell	Vice President

*Denise Tedeschi	Assistant Vice President and Assistant Secretary

*James Mellin	Chief Sales Officer

*James O’Boyle	Senior Vice President

*Kathryn Ferrero	Vice President

*Prabha (“Mary”) Ng	Chief Information Security Officer

*George Lewandowski	Assistant Vice President and Chief Financial Planning Officer

*Alfred Ayensu-Ghartey	Vice President

*Joshua Katz	Vice President

*Christopher LaRussa	Investment Advisor Chief Compliance Officer

*Christian Cannon	Vice President and General Counsel

*Samuel Schwartz	Vice President

*Dennis Sullivan	Vice President

*Christine Medy	Secretary

*Francesca Divone	Assistant Secretary

*Candace Scappator	Assistant Vice President, Controller and Principal Financial Officer

*Melissa McGrath	Principal Operations Officer

(ii)    EQUITABLE DISTRIBUTORS, LLC

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH UNDERWRITER

*Nicholas B. Lane	Director, Chairman of the Board, President and Chief Executive Officer

*Ronald Herrmann	Director and Executive Vice President

* Robin M. Raju	Director and Executive Vice President

*Michael B. Healy	Executive Vice President

*Patrick Ferris	Senior Vice President

*Peter D. Golden	Senior Vice President

*David Kahal	Senior Vice President

*Graham Day	Senior Vice President

*Brett Ford	Senior Vice President

*David Veale	Senior Vice President

*Alfred Ayensu-Ghartey	Vice President and General Counsel

*Alfred D’Urso	Vice President and Chief Compliance Officer

*Michael Schumacher	Senior Vice President

*Mark Teitelbaum	Senior Vice President

*Gina Jones	Vice President and Financial Crime Officer

*Yun (“Julia”) Zhang	Vice President and Treasurer

*Francesca Divone	Secretary

*Perry Golas	Vice President

*Karen Farley	Vice President

*Richard Frink	Vice President

*Michael J. Gass	Vice President

*Timothy Jaeger	Vice President

*Laird Johnson	Vice President

*Joshua Katz	Vice President

*Page W. Long	Vice President

*James S. O’Connor	Vice President

*Samuel Schwartz	Vice President

*Jonathan Zales	Senior Vice President

*Stephen Scanlon	Director and Executive Vice President

*Prabha (“Mary”) Ng	Senior Vice President and Chief Information Security Officer

*Denise Tedeschi	Assistant Vice President and Assistant Secretary

* Kathi Gopie	Vice President and Principal Operations Officer

* Jeremy Kachejian	Vice President

* Candace Scappator	Vice President, Chief Financial Officer and Principal Financial Officer

* Gregory C. Lashinsky	Assistant Vice President and Financial Operations Principal

* Principal Business Address: 1290 Avenue of the Americas NY, NY 10140

(c)	The information under “Distribution of the Contracts” in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

Item 31.	Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by Equitable Financial at 1290 Avenue of the Americas, New York, New York 10104, 135 West 50th Street, New York, NY 10020, and 500 Plaza Drive, Secaucus, NJ 07096. The policies files will be kept at Vantage Computer System, Inc., 301 W. 11th Street, Kansas City, MO 64105.

Item 32.	Management Services

Not applicable.

Item 33. Representation Regarding Reasonableness of Aggregate Policy Fees and Charges

Equitable Financial represents that the fees and charges deducted under the Policies described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Equitable Financial under the Policies.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York, on the 29th day of June, 2020.

SEPARATE ACCOUNT FP OF EQUITABLE FINANCIAL LIFE INSURANCE COMPANY (REGISTRANT)

By:	EQUITABLE FINANCIAL LIFE INSURANCE COMPANY
(DEPOSITOR)

By:	/s/ Shane Daly
Shane Daly
Vice President and Associate General Counsel

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York, on the 29th day of June, 2020.

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY
(DEPOSITOR)

By:	/s/ Shane Daly
Shane Daly
Vice President and Associate General Counsel

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson	Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Anders B. Malmstrom	Senior Executive Director and Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*William Eckert	Managing Director and Chief Accounting Officer

*DIRECTORS:

Daniel G. Kaye Joan Lamm-Tennant Kristi Matus	Mark Pearson Charles G.T. Stonehill George Stansfield	Ramon de Oliveira Bertram Scott

*By:	/s/ Shane Daly
Shane Daly
Attorney-in-Fact
June 29, 2020